Equity	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 13:- EQUITY

a.	The common shares of the Company are traded on the NASDAQ and on the Tel-Aviv Stock Exchange.

Common shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Share Incentive Plan:

In 2011, the Company's board of directors approved its 2011 Share Incentive Plan (the "2011 Plan") pursuant to which the Company's employees, directors, officers, consultants, advisors, suppliers, business partners, customers and any other person or entity whose services are considered valuable are eligible to receive awards of share options, restricted shares, restricted share units and other share-based awards. Options granted under the 2011 Plan may be exercised for a period of up to six years from the date of grant and become exercisable in four equal, annual installments, beginning with the first anniversary of the date of the grant, or pursuant to such other schedule as may provide in the option agreement.

The total number of Common Shares available under the 2011 Plan was set at 4,000,000. Upon the approval of the 2011 Plan, the board of directors determined that no further awards would be issued under the Company's previously existing share incentive plans.

In February 2016, our Board of Directors approved the reservation of an additional 4,000,000 Common Shares for issuance under the 2011 Plan.

As of December 31, 2019, 3,044,730 common shares of the Company were available for future grant under the 2011 Plan. Any options granted under the 2011 Plan which are forfeited, cancelled, terminated or expired, will become available for future grant under the 2011 Plan.

In March 2018, the Company's Board of Directors approved a re-pricing of some of the Company's stock options held by some of the Company's senior employees. As a result of the re-pricing, 170,000 stock options at an exercise price range of $ 11.5 to $ 12.2 were re-priced to 141,229 stock options at an exercise price of $ 10.0 per share. The Company accounted for the re-pricing of the options above in accordance with ASC 718, as a modification. The Company used the Binomial valuation model to calculate the incremental fair value for the re-priced options. Since there was no incremental value as a result of the modification, no additional expense was recorded in respect of the re-pricing of the respective options.

A summary of the stock option activities in 2019 is as follows:

	Year ended December 31, 2019
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2019	2,055,182	9.86	3.80	$2,594
Granted	155,000	13.60
Exercised	(177,872)	6.96
Expired and forfeited	(162,898)	9.57

Outstanding at December 31, 2019	1,869,412	10.25	3.21	$23,838

Vested and expected to vest	1,869,412	10.25	3.21	$23,838

Exercisable at December 31, 2019	970,408	9.34	2.41	$13,258

The weighted average grant date fair values of the options granted during the years ended December 31, 2017, 2018 and 2019 were $4.17, $3.43 and $4.24, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2017, 2018 and 2019 was $5,739, $1,641 and $2,301, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2019 have been separated into ranges of exercise prices as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2019	Term	price	2019	Exercisable
		(Years)	$		$

1.26-6.10	12,158	1.33	2.75	12,158	2.75
7.60	300,000	1.34	7.60	300,000	7.60
8.45-8.96	95,000	2.48	8.88	63,750	8.93
9.11-9.96	457,254	3.05	9.39	287,000	9.43
10.21-11.21	145,000	4.11	10.94	55,000	10.69
11.23	607,500	3.68	11.23	200,000	11.23
11.99-12.40	90,000	3.16	12.13	52,500	12.17
13.12	125,000	1.57	13.12	-	-
13.28-15.60	37,500	5.25	15.14	-	-

	1,869,412	3.21	10.25	970,408	9.34

The total equity-based compensation expenses related to all of the Company's equity-based awards, recognized for the years ended December 31, 2017, 2018 and 2019, was $1,983, $1,942 and $1,405 respectively. Such expenses are recorded as part selling, marketing, general and administrative expenses in the Company's consolidated statements of income.

c.	As of December 31, 2019, there was $2,567 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a weighted-average period of 1.6 years.

d.	During 2017, 29,500 of the 88,500 restricted shares of Sapiens Decision, the Company's majority-owned subsidiary that were granted to one of the former shareholders of KPI in 2014 vested, thereby reducing the Company's percentage ownership of Sapiens Decision from 94.25% to 92.89%. During 2017, Sapiens Decision granted 122,730 options to certain of its employees to purchase shares of Sapiens Decision.

e.	Dividend:

On August 5, 2019, the Company's extraordinary general meeting of shareholders approved the distribution of a cash dividend of $0.22 per common share for a total amount of $11,009 that was paid during September and October 2019.